Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable
Schedule of accounts receivable

	December 31,
	2024		2023		2022
Receivables	Ps.	1,879,439	Ps.	1,315,385	Ps.	1,278,510
Allowance for doubtful accounts (note 7 b.)		(33,474)		(16,986)		(12,400)
	Ps.	1,845,965	Ps.	1,298,399	Ps.	1,266,110

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2024	2023	2022
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	39.5	36.3	31.3
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	17.9	21.0	27.0
Aerolitoral, S. A. de C. V.	5.1	5.3	9.0
Aerovías de México, S. A. de C.V.	11.4	13.0	11.9

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2024	2023	2022
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	4.5	6.1	6.9
Aeroenlaces Nacionales, S. A. de C. V.	33.2	30.9	27.6
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	14.5	18.8	20.1
Aerovías de México, S. A. de C. V.	10.9	9.8	8.3

Schedule of changes in allowance for doubtful accounts

	December 31,
	2024		2023		2022

Beginning balance	Ps.	16,986	Ps.	12,400	Ps.	20,332
Increase		17,621		5,767		4,711
Cancellation		—		—		(12,643)
Write-off		(1,133)		(1,181)		—
Ending balance	Ps.	33,474	Ps.	16,986	Ps.	12,400

Schedule of aging of trade accounts receivable past due but not reserved

	Airports		Others		Total

Gross book value	Ps.	1,762,548	Ps.	116,891	Ps.	1,879,439
Collateral		2,956,125		37,930		2,994,055

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	16,711	Ps.	275	Ps.	16,986
Increase (decrease) in the provision		3,483		14,138		17,621
Write-off		(1,133)		-		(1,133)
Ending balance	Ps.	19,061	Ps.	14,413	Ps.	33,474